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[GRAPHIC APPEARS HERE]            Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                  1601 K Street NW
                                  Washington, DC 20006-1600

                                  T 202.778.9000     www.klgates.com

May 30, 2008

                                  Francine J. Rosenberger
                                  D 202.778.9187
                                  F 202.778.9100
                                  francine.rosenberger@klgates.com

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

    Re:Forum Funds
       File Nos. 2-67052 and 811-3023
       Post-Effective Amendment No. 231
       --------------------------------

Ladies and Gentleman:

   Pursuant to Section 8(c) of the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Forum Funds ("Trust") is Post-Effective Amendment No. 231 to the Trust's currently effective Registration Statement on Form N-1A relating to the Absolute Strategies Fund (the "Fund"). This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

   The purposes of this filing are to (1) include GMB Capital Management LLC as an investment subsadviser to the Fund; (2) remove Loomis, Sayles & Company, L.P. as an investment subadviser to the Fund; (3) enhance the disclosures regarding investment strategies and risks of the Fund; (4) eliminate the sales charge on Class A shares; and (5) update other information and make non-material changes to the Fund's prospectus and statement of additional information as appropriate.

   The Registrant intends to file another update to its Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effectiveness of PEA 231 in order to update the Fund's financial statements included in the prospectus and SAI. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

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[GRAPHIC APPEARS HERE]

U.S. Securities and Exchange Commission
May 30, 2008
Page 2

                                          Sincerely,

                                          /s/ Francine J. Rosenberger

                                          Francine J. Rosenberger

Attachments

cc:Curtis Barnes
   Peter Kronberg
     Citigroup Fund Services, LLC